UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Septmeber 30, 2012
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Check here if Amendment [  ]; Amendment Number:
                                               -------------
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Richard Chandler Pte. Limited
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Address:     Level 46, UOB Plaza 1, 80 Raffles Place
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             Singapore
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Form 13F File Number: 28-14827

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
   Manager:

Name:        James Andrew Macarthur
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Title:       Director
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Phone:       +65 6210 5544
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Signature, Place, and Date of Signing:

/s/ James Andrew Macarthur      Singapore, Singapore         11/13/2012
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       [Signature]                 [City, State]              [Date]

Prior to a name change which was effective July 25, 2012, Richard Chandler Pte. Limited (the Institutional Investment Manager filing this report) reported for Form 13F purposes as Richard Chandler Capital Corporation Pte Ltd.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

   Form 13F File Number       Name

   28-14826 Richard Chandler Holdings (Name Change - Formerly Richard Chandler Capital Corporation)